Washington National Insurance Company

Annual Report
to Contract Owners
December 31, 2007
                        Washington National Insurance Company Variable Account B

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2007


WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B                    PAGE
Statement of Assets and Liabilities as of December 31, 2007..................  1
Statements of Operations for the Year Ended December 31, 2007................  2
Statements of Changes in Net Assets for the Year Ended December 31, 2007.....  3
Statements of Operations and Statements of Changes in Net Assets
  for the Year Ended December 31, 2006.......................................  4
Notes to Financial Statements................................................  5
Report of Independent Registered Public Accounting Firm......................  8

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2007


====================================================================================================================================

                                                                                                SHARES         COST          VALUE
                                                                                               -------------------------------------
Assets:
Investments in portfolio shares, at net asset value (Note 2) DWS Scudder
   Variable Series II, Class A:
     Balanced .........................................................................        47,337.7   $1,168,388    $1,174,449
     Dreman Small Mid Cap..............................................................        24,365.5      530,404       490,233
     Government & Agency...............................................................        18,703.8      229,704       231,553
     Money Market......................................................................        54,427.3       54,427        54,427
   Amount due from Washington National Insurance Company...............................                                      1,608
------------------------------------------------------------------------------------------------------------------------------------
         Net assets.................................................................................................    $1,952,270
====================================================================================================================================

                                                                                                                        TOTAL VALUE
                                                                                                 UNITS      UNIT VALUE    OF UNITS
                                                                                             ---------------------------------------
Net assets attributable to: Contract owners' deferred annuity reserves:
     Contracts issued prior to August 20, 1984:
       Government & Agency.............................................................           387.9     $10.381542      $  4,027
       Money Market....................................................................           234.3      10.320102         2,418
     Contracts issued on or after August 20, 1984:
       Balanced........................................................................       114,248.3      10.279794     1,174,449
       Dreman Small Mid Cap............................................................        48,996.6       9.888849       484,520
       Government & Agency.............................................................        17,611.3      10.343189       182,157
       Money Market....................................................................         5,067.1      10.279647        52,088
------------------------------------------------------------------------------------------------------------------------------------
     Net assets attributable to contract owners' deferred annuity reserves............................................     1,899,659
------------------------------------------------------------------------------------------------------------------------------------
   Contract owners' annuity payment reserves:
       Dreman Small Mid Cap...........................................................................................         5,761
       Government & Agency............................................................................................        46,850
------------------------------------------------------------------------------------------------------------------------------------
     Net assets attributable to contract owners' annuity payment reserves.............................................        52,611
------------------------------------------------------------------------------------------------------------------------------------
         Net assets...................................................................................................    $1,952,270
====================================================================================================================================


UNIT PROGRESSION

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                40|86 SERIES TRUST
                                                                              ------------------------------------------------------
                                                                                                          GOVERNMENT       MONEY
                                                                               BALANCED       EQUITY      SECURITIES      MARKET
------------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year...........................                   20,552.6       5,906.5       5,208.2       2,344.4
Units purchased..............................................                      207.2         386.9         751.7          56.9
Units redeemed...............................................                  (20,759.8)     (6,293.4)     (5,959.9)     (2,401.3)
------------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year.................................                        --             --            --            --
====================================================================================================================================

                                                                                     DWS SCUDDER VARIABLE SERIES II, CLASS A
                                                                              ------------------------------------------------------
                                                                                              DREMAN
                                                                                               SMALL      GOVERNMENT       MONEY
                                                                               BALANCED       MID CAP      & AGENCY       MARKET
------------------------------------------------------------------------------------------------------------------------------------
Number of units, beginning of year...........................                        --             --            --           --
Units purchased..............................................                  128,337.9      88,609.6      18,284.0      5,313.0
Units redeemed...............................................                  (14,089.6)    (39,613.0)       (284.8)       (11.6)
------------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year.................................                  114,248.3      48,996.6      17,999.2      5,301.4
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
STATEMENTS OF OPERATIONS


FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH DECEMBER 31, 2007


====================================================================================================================================
                                                                                               40|86 SERIES TRUST
                                                                              ------------------------------------------------------
                                                                                                          GOVERNMENT       MONEY
                                                                               BALANCED       EQUITY      SECURITIES      MARKET
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss):
   Income from short-term capital gains from investments and dividends
     in portfolio shares...............................................        $      --    $       --       $ 2,359           $575
Expenses:
   Mortality and expense risk fees.....................................            2,460         2,183           584            102
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)......................................           (2,460)       (2,183)        1,775            473
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
     Net realized gains (losses) on sales of investments
     in portfolio shares...............................................            2,569       156,022        (4,473)            --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments in portfolio shares......            2,569       156,022        (4,473)            --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments
     in portfolio shares...............................................            6,636      (121,901)        4,039             (1)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets from operations..........................          $ 6,745      $ 31,938       $ 1,341           $472
====================================================================================================================================

FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH DECEMBER 31, 2007 (CONTINUED)


                                                                              DWS SCUDDER VARIABLE SERIES II, CLASS A
                                                                --------------------------------------------------------------------
                                                                                                                         COMBINED
                                                                                DREMAN                                  TOTAL FOR
                                                                                 SMALL      GOVERNMENT       MONEY       40|86 AND
                                                                 BALANCED       MID CAP      & AGENCY       MARKET      DWS SCUDDER
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income from short-term capital gains from investments
     and dividends in portfolio shares......................       $41,804       $37,497        $8,838        $1,701     $   92,774
Expenses:
   Mortality and expense risk fees..........................        11,829         4,809         2,000           432         24,399
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income..................................        29,975        32,688         6,838         1,269         68,375
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares..................................           544       (67,338)         (997)           --         86,327
     Net realized long-term capital gain distributions
       from investments in portfolio shares.................            --        87,366            --            --         87,366
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio shares         544        20,028          (997)           --        173,693
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares.......................         6,061       (40,171)        1,849            --       (143,488)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets from operations...............       $36,580       $12,545        $7,690        $1,269      $  98,580
====================================================================================================================================

  The accompanying notes are an integral part of these financial statements.

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS


FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH DECEMBER 31, 2007

====================================================================================================================================
                                                                                               40|86 SERIES TRUST
                                                                            --------------------------------------------------------
                                                                                                          GOVERNMENT       MONEY
                                                                               BALANCED       EQUITY      SECURITIES      MARKET
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (loss)........................................      $    (2,460)  $    (2,183)    $   1,775       $    473
   Net realized gains (losses) on investments in portfolio shares......            2,569       156,022        (4,473)            --
   Net change in unrealized appreciation of investments
     in portfolio shares...............................................            6,636      (121,901)        4,039             (1)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets from operations..........................            6,745        31,938         1,341            472
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Contract redemptions................................................          (14,617)     (304,584)      (35,493)        (3,037)
   Net transfers.......................................................       (1,163,415)     (750,770)     (196,088)       (46,555)
------------------------------------------------------------------------------------------------------------------------------------
       Net decrease in net assets from contract owners' transactions...       (1,178,032)   (1,055,354)     (231,581)       (49,592)
------------------------------------------------------------------------------------------------------------------------------------
         Net decrease in net assets....................................       (1,171,287)   (1,023,416)     (230,240)       (49,120)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year..........................................        1,171,287     1,023,416       230,240         49,120
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of year.............................................      $        --   $        --     $      --       $     --
====================================================================================================================================

FOR THE PERIOD FROM JANUARY 1, 2007 THROUGH DECEMBER 31, 2007 (CONTINUED)

                                                                              DWS SCUDDER VARIABLE SERIES II, CLASS A
                                                                --------------------------------------------------------------------

                                                                                 DREMAN                               COMBINED TOTAL
                                                                                  SMALL     GOVERNMENT       MONEY     FOR 40|86 AND
                                                                 BALANCED        MID CAP     & AGENCY       MARKET      DWS SCUDDER
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income....................................     $    29,975 $    32,688    $    6,838      $  1,269  $      68,375
   Net realized gains (losses) on investments
     in portfolio shares....................................             544      20,028          (997)           --        173,693
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares.....................           6,061     (40,171)        1,849            --       (143,488)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets from operations...............          36,580      12,545         7,690         1,269         98,580
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Contract redemptions.....................................        (140,498)   (367,239)        6,909           107       (858,452)
   Contribution from Washington National Insurance Company..         117,294      93,153        21,057         6,575        238,079
   Net transfers............................................       1,161,073     751,822       197,378        46,555             --
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions........................       1,137,869     477,736       225,344        53,237       (620,373)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets................       1,174,449     490,281       233,034        54,506       (521,793)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year...............................              --          --            --            --      2,474,063
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of year..............................      $1,174,449    $490,281      $233,034       $54,506     $1,952,270
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2006


====================================================================================================================================
                                                                                        40|86 SERIES TRUST
                                                                --------------------------------------------------------------------
                                                                                            GOVERNMENT       MONEY       COMBINED
                                                                 BALANCED       EQUITY      SECURITIES      MARKET         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income from short-term capital gains
     from investments and dividends
       in portfolio shares...............................          $20,889       $ 5,637      $  9,414        $2,179      $ 38,119
Expenses:
   Mortality and expense risk fees.......................           13,954        13,233         3,004           594        30,785
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)........................            6,935        (7,596)        6,410         1,585         7,334
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
     Net realized gains (losses) on sales of investments
       in portfolio shares...............................            3,057        84,008        (6,646)           --        80,419
     Net realized long-term capital gain distributions
       from investments in portfolio shares..............               --       122,338            --            --       122,338
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gains (losses) on investments
     in portfolio shares.................................            3,057       206,346        (6,646)           --       202,757
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares....................          113,357       (68,210)        4,845             1        49,993
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations...............         $123,349      $130,540      $  4,609        $1,586      $260,084
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================
                                                                                        40|86 SERIES TRUST
                                                                --------------------------------------------------------------------
                                                                                            GOVERNMENT       MONEY       COMBINED
                                                                 BALANCED       EQUITY      SECURITIES      MARKET         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (loss)..........................         $  6,935      $ (7,596)     $  6,410      $  1,585      $   7,334
   Net realized gains (losses) on  investments
     in portfolio shares....................                         3,057       206,346        (6,646)           --        202,757
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares.................          113,357       (68,210)        4,845             1         49,993
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets from operations............          123,349       130,540         4,609         1,586        260,084
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Contract redemptions..................................          (26,044)     (170,067)      (56,839)          (65)      (253,015)
------------------------------------------------------------------------------------------------------------------------------------
     Net decrease in net assets from contract
       owners' transactions..............................          (26,044)     (170,067)      (56,839)          (65)      (253,015)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets.............           97,305       (39,527)      (52,230)        1,521          7,069
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year............................        1,073,982     1,062,943       282,470        47,599      2,466,994
------------------------------------------------------------------------------------------------------------------------------------
       Net assets, end of year...........................       $1,171,287    $1,023,416      $230,240       $49,120     $2,474,063
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 AND 2006

================================================================================

(1) GENERAL

  Washington National Insurance Company Variable Account B (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on June 8, 1982, as a segregated investment account for individual variable annuity contracts issued by Bankers National Life Insurance Company ("Bankers National"). Effective October 1, 2004, Bankers National was merged into Washington National Insurance Company (the "Company") under a separate Plan and Agreement of Merger approved by the Illinois, Texas and California Insurance Departments. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a Delaware corporation ("Conseco") as was Bankers National on the date of the merger. Conseco is a publicly held specialized financial services holding company listed on the New York Stock Exchange. The operations of the Account are included in the operations of the Company pursuant to the provisions of the Illinois Insurance Code.
  Prior to March 28, 2007, the Account invested solely in shares of the portfolios of 40|86 Series Trust (the "Trust"), a diversified, open-end management investment company. The Trust was managed by 40|86 Advisors, Inc., a registered investment advisor and wholly owned subsidiary of Conseco. The investment options offered by the Trust were the Balanced, Equity, Government Securities, and Money Market Portfolios. In connection with the liquidation of the Trust effective March 28, 2007, the contract owner balances were transferred to funds of DWS Scudder Variable Series II Class A ("Scudder"). As a result, existing shares in the Trust were transferred to the portfolios of Scudder. Scudder's investment options available are the Balanced, Government and Agency, Dreman Small Mid Cap and Money Market Portfolios. Scudder is managed by an unaffiliated investment advisor. In connection with the transaction, the Company paid to the account on behalf of each contract owner an incentive amount equal to 10% of their account balance at March 28, 2007. The Incentive amount has been recorded as a contribution from the Company in the accompanying Statement of Changes in Net Assets. In addition the Company paid $30,737 to account participants who chose to withdraw from the Account. This offer was made to facilitate the discontinuation of the Trust's operations.
  The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

  Investments in portfolio shares are valued using the net asset value of the respective portfolios of Scudder at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a last-in first-out basis. The Account does not hold any investments which are restricted as to resale.
  Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

  No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and net realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

  Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.
  Net assets allocated to contract owners' deferred payment reserves are computed according to the 1983 Group Annuitant Mortality Table. The assumed investment return is 3.5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

(3) PURCHASES AND SALES OF INVESTMENTS IN  PORTFOLIO SHARES

  The  aggregate  cost  of  purchases of investments in portfolio shares for the
years  ended   December  31,  2007  and  2006  was   $2,964,455   and  $165,238,
respectively, as shown in the table below:

PURCHASES                                                   2007         2006
--------------------------------------------------------------------------------
40|86 SERIES TRUST
------------------
Balanced....................................             $ 11,856       $ 20,889
Equity .....................................               68,576        127,975
Government Securities.......................               28,438         14,195
Money Market................................                1,726          2,179

DWS SCUDDER VARIABLE SERIES II, CLASS A
----------------------------------------
Balanced....................................            1,361,819             --
Dreman Small Mid Cap........................            1,185,477             --
Government & Agency.........................              251,669             --
Money Market................................               54,894             --
                                                       -------------------------
Total  .....................................           $2,964,455       $165,238
--------------------------------------------------------------------------------

  The  aggregate  proceeds from sales of investments in portfolio shares for the
years  ended   December  31,  2007  and  2006  was   $1,257,081   and  $294,745,
respectively, as shown in the table below:

SALES                                                       2007         2006
--------------------------------------------------------------------------------
40|86 SERIES TRUST
------------------
Balanced....................................           $     26,397     $ 39,998
Equity .....................................                371,815      183,631
Government Securities.......................                 51,253       70,456
Money Market................................                  4,474          660

DWS SCUDDER VARIABLE SERIES II, CLASS A
---------------------------------------
Balanced....................................                193,975           --
Dreman Small Mid Cap........................                587,734           --
Government & Agency.........................                 20,968           --
Money Market................................                    465           --
                                                       -------------------------
Total  .....................................             $1,257,081     $294,745
--------------------------------------------------------------------------------

(4) DEDUCTIONS AND EXPENSES

  Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS--CONTINUED

DECEMBER 31, 2007 AND 2006

================================================================================

the Company assumes the mortality risk and the expense risk under the contracts.
  The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.
  The expense risk assumed by the Company is the risk that the deductions for contract administrative charges and transfer processing fees may prove insufficient to cover the actual administrative and transfer processing expenses.
  The Company deducts daily from the Account a fee, which is equal on an annual basis to 1.25 percent (0.75 percent for those contracts issued prior to August 20, 1984) of the daily value of the total investments of the Account, for assuming the mortality and expense risks. These fees were $24,399 and $30,785 for the years ended December 31, 2007 and 2006, respectively
  The Company does not deduct a sales charge from purchase payments received on contracts issued after August 20, 1984. However, upon surrender, the Company, with certain exceptions, deducts from the contract value a contingent deferred sales charge equal to the lesser of: (a) 5.0 percent of the total of all purchase payments made within 72 months prior to the date of the request for surrender; or (b) 5.0 percent of the amount surrendered. No charge is made for such part of a surrender in a contract year that does not exceed 10.0 percent of the net sum of purchase payments made more than one year prior to the date of the surrender. A sales charge of 6.5 percent is deducted by the Company on purchase payments received on contracts issued before August 20, 1984. There were no sales charges for the years ended December 31, 2007 and 2006, respectively.
  An annual contract administrative charge of $30 ($12 on Individual Retirement Accounts or "IRAs") on contracts issued after August 20, 1984 and $36 ($12 on
IRAs) on contracts issued prior to August 20, 1984 is deducted in units from each contract owner's account. Such charges were $972 and $1,175 for the years ended December 31, 2007 and 2006, respectively. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets.
  A transfer processing fee (currently at $5 and guaranteed not to exceed $15) for each transfer between portfolios is deducted from the amount transferred. There were no such charges for the years ended December 31, 2007 and 2006.

(5) FINANCIAL HIGHLIGHTS

  The total return is defined as the percentage change of unit values from the beginning of the period to the end of the period. The investment income ratio is the ratio of income (including short-term capital gains from investments and dividends in portfolio shares) to the average daily net assets. The beginning unit value at March 28, 2007 was $10 for Scudder funds.


                                                        DWS SCUDDER VARIABLE SERIES II: (CONTRACTS ISSUED AFTER AUGUST 20, 1984)
                                                     -------------------------------------------------------------------------------
                                                                              NET ASSETS            TOTAL        INCOME     EXPENSE
                                                                     --------------------------
                                                            UNITS      UNIT VALUE      (000S)      RETURN (1)   RATIO (2)  RATIO (3)
------------------------------------------------------------------------------------------------------------------------------------
Balanced
   For the period of March 28, 2007 through
     December 31, 2007.................................    114,248       $10.28         1,174        2.80%        4.42%      1.25%
Dreman Small Mid Cap
   For the period of March 28, 2007 through
     December 31, 2007.................................     48,997        $9.89           485       -1.11%        9.75%      1.25%
Government & Agency
   For the period of March 28, 2007 through
     December 31, 2007.................................     17,611       $10.34           182        3.43%        5.52%      1.25%
Money Market
   -For the period of March 28, 2007 through
     December 31, 2007.................................      5,067       $10.28            52        2.80%        4.92%      1.25%


                                                              40|86 SERIES TRUST: (CONTRACTS ISSUED AFTER AUGUST 20, 1984)
                                                     -------------------------------------------------------------------------------
                                                                             NET ASSETS               TOTAL      INCOME     EXPENSE
                                                                     --------------------------
                                                            UNITS      UNIT VALUE      (000S)       RETURN (1)  RATIO (2)  RATIO (3)
------------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio
       For the period of January 1, 2007 through
       March 28, 2007...................................    20,553       $57.26         1,178          0.47%        --        1.25%
       December 31, 2006................................    20,553       $56.99         1,171         11.65%      1.87%       1.25%
       December 31, 2005................................    21,041       $51.04         1,074          4.32%      1.69%       1.25%
       December 31, 2004................................    21,891       $48.93         1,071          9.46%      1.94%       1.25%
       December 31, 2003................................    27,894       $44.70         1,247         21.76%      2.27%       1.25%
   Equity Portfolio
       For the period of January 1, 2007 through
       March 28, 2007...................................     5,891      $177.26         1,045          2.91%        --        1.25%
       December 31, 2006................................     5,907      $172.24         1,023         13.21%      0.53%       1.25%
       December 31, 2005................................     6,948      $152.14         1,057         10.06%      0.47%       1.25%
       December 31, 2004................................     8,429      $138.24         1,165         19.43%      0.42%       1.25%
       December 31, 2003................................    37,244      $115.74         4,311         35.47%      0.22%       1.25%

WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS--CONTINUED

DECEMBER 31, 2007 AND 2006

====================================================================================================================================

                                                          40|86 SERIES TRUST: (CONTRACTS ISSUED AFTER AUGUST 20, 1984) (CONTINUED)
                                                       -----------------------------------------------------------------------------
                                                                             NET ASSETS               TOTAL      INCOME     EXPENSE
                                                                    ---------------------------
                                                            UNITS      UNIT VALUE      (000S)       RETURN (1)  RATIO (2)  RATIO (3)
------------------------------------------------------------------------------------------------------------------------------------
   Fixed Income Portfolio.
       For the period of January 1, 2007 through
       March 28, 2007...................................        --       $19.38          --            0.89%        --       1.25%
       December 31, 2006................................        --       $19.21          --            3.16%        --       1.25%
       December 31, 2005................................        --       $18.62          --            1.01%        --       1.25%
       December 31, 2004................................        --       $18.44          --            3.44%      3.61%      1.25%
       December 31, 2003................................       461       $17.82           8            7.97%      4.22%      1.25%
   Government Securities Portfolio
       For the period of January 1, 2007 through
       March 28, 2007...................................     5,427       $35.10         191            0.48%      5.05%      1.25%
       December 31, 2006................................     5,120       $34.93         179            2.17%      3.92%      1.25%
       December 31, 2005................................     6,669       $34.19         228            0.47%      3.73%      1.25%
       December 31, 2004................................     7,677       $34.03         261            1.20%      3.19%      1.25%
       December 31, 2003................................    32,969       $33.62       1,109            0.10%      4.02%      1.25%
   Money Market Portfolio
       For the period of January 1, 2007 through
       March 28, 2007...................................     2,259       $21.01          48            0.87%      7.05%      1.25%
       December 31, 2006................................     2,259       $20.83          47            3.31%      4.59%      1.25%
       December 31, 2005................................     2,262       $20.17          46            1.61%      2.83%      1.25%
       December 31, 2004................................     3,063       $19.85          61           -0.32%      0.91%      1.25%
       December 31, 2003................................     6,321       $19.91         126           -0.62%      0.64%      1.25%
                                                            ------------------------------------------------------------------------


(1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying trust, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.
(2) These amounts represent the dividends for the periods indicated excluding distributions of long-term capital gains, received by the Account from the Trust or Scudder, net of management fees assessed by the Trust or Scudder, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the Trust or Scudder in which the Account invests.
(3) These amounts represent the annualized contract expenses of the variable account, consisting solely of mortality and expense charges that result in a direct reduction to unit values, for each period indicated. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


================================================================================

TO THE BOARD OF DIRECTORS OF WASHINGTON NATIONAL INSURANCE COMPANY AND CONTRACT OWNERS OF WASHINGTON NATIONAL INSURANCE COMPANY
VARIABLE ACCOUNT B

  In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Washington National Insurance Company Variable Account B (the "Account") at December 31, 2007, the results of its operations and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2007 by correspondence with the investment fund's transfer agent, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 25, 2008

================================================================================

                        WASHINGTON NATIONAL INSURANCE COMPANY VARIABLE ACCOUNT B

                        SPONSOR
                        Washington National Insurance Company - Carmel, Indiana. INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PricewaterhouseCoopers LLP - Indianapolis, Indiana.

               WASHINGTON NATIONAL INSURANCE COMPANY IS AN INDIRECT WHOLLY OWNED
                  SUBSIDIARY OF CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION
                    HEADQUARTERED IN CARMEL, INDIANA. CONSECO, INC., THROUGH ITS
                SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES
                         FOR INSURANCE, INVESTMENT AND LENDING PRODUCTS, HELPING
                   13 MILLION CUSTOMERS STEP UP TO A BETTER, MORE SECURE FUTURE.

                        Washington National Insurance Company Variable Account B
                                                 11815 North Pennsylvania Street
                                                           Carmel, Indiana 46032



                                  (C) 2007 Washington National Insurance Company


                                                                 WWW.CONSECO.COM